Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 30% - Fidelity Asset Manager 30%	Nov. 29, 2023
Bar Chart Table:
Annual Return 2013	7.94%
Annual Return 2014	4.83%
Annual Return 2015	(0.29%)
Annual Return 2016	5.50%
Annual Return 2017	9.43%
Annual Return 2018	(2.91%)
Annual Return 2019	13.51%
Annual Return 2020	11.08%
Annual Return 2021	6.03%
Annual Return 2022	(12.31%)